Summary of Fair value of Financial Instruments (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,083,735	$ 650,731	$ 161,191	$ 301,956
Trade and other payables	1,454,241	1,058,037
Lease liabilities	450,416	130,698
Total	3,144,169	(535,377)
Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,083,735	650,731
Trade and other receivables	1,203,249	368,285
Term deposits with financial institutions	69,942	69,942
Trade and other payables	(1,454,241)	(1,058,037)
Lease liabilities	(450,416)	(130,698)
Borrowings	$ (308,100)	$ (435,600)